Credit commitments (Tables)	12 Months Ended
Dec. 31, 2015
Credit Commitments [Abstract]
Credit commitments

	December 31, 2015
(Millions of dollars)	Consolidated	Machinery, Energy & Transportation	Financial Products
Credit lines available:
Global credit facilities	$10,500	$2,750	$7,750
Other external	3,745	176	3,569
Total credit lines available	14,245	2,926	11,319
Less: Commercial paper outstanding	(5,811)	—	(5,811)
Less: Utilized credit	(1,444)	(9)	(1,435)
Available credit	$6,990	$2,917	$4,073